COMMON STOCK OPTIONS AND WARRANTS (Details - Schedule of activity of warrants) - USD ($)		12 Months Ended
	Jan. 11, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants issued	710
Warrant [Member]
Outstanding at the beginning of the year		1,587,553	1,521,250
Outstanding at the beginning of the year		$ 8.62	$ 8.78
Outstanding at end of period		1 year 10 months 24 days	2 years	3 years 10 months 24 days
Outstanding
Warrants expired, forfeited, cancelled or exercised		(232,517)	(23,116)
Warrants issued		21,430	89,419
Warrants issued		$ 7.70	$ 9.02
Warrant issued		1 year 10 months 24 days	2 years 2 months 12 days
Outstanding at end of period		1,376,466	1,587,553	1,521,250
Outstanding at end of period		$ 8.18	$ 8.62	$ 8.78
Exercisable at end of period		1,376,466	1,587,553
Exercisable at end of period		$ 8.18	$ 8.69
Exercisable at end of period		1 year 10 months 24 days	2 years
Exercisable
Outstanding at the beginning of the year		2 years